Financial instruments and financial risk management - Unsecured Eurobonds (Details) € in Millions	12 Months Ended
	Mar. 31, 2020 EUR (€) aircraft item	Mar. 31, 2019 EUR (€) aircraft	Mar. 31, 2018 EUR (€) aircraft	Mar. 31, 2017 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 4,211.2	€ 3,644.4	€ 3,963.0	€ 4,384.5
Capitalized leases	€ 246.0
Number of aircraft | aircraft	466
Number of unsecured Eurobonds | item	3
Aircraft
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of aircraft | aircraft	89	144	153
Aircraft under finance lease
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of aircraft | aircraft	10	42	16
Aircraft under operating lease
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of aircraft | aircraft	40
1.875% and 1.125% unsecured Eurobonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 850.0
1.125% unsecured Eurobonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	750.0
Unsecured syndicate bank borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 750.0